Fair Value Measurements - Investments measured at fair value based on NAV (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) funds	Dec. 31, 2024 USD ($)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 62,039,327	$ 56,979,175
State Street Investment Management Funds
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	15 days
Number of funds | funds	4
Vanguard Retirement Savings Trust IV
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	12 months
BlackRock Government Short Term Investment Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	30 days
Net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 40,414,295	37,918,047
Net asset value | State Street Investment Management Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	33,605,613	31,303,810
Net asset value | Vanguard Retirement Savings Trust IV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,603,988	3,590,558
Net asset value | BlackRock Government Short Term Investment Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 3,204,694	$ 3,023,679